DEFICIENCY IN STOCKHOLDERS EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF STOCKHOLDERS EQUITY

The Series A and Series C preferred stock has been accounted for in accordance with FASB Accounting Standards Codification (ASC) 480, as mezzanine equity due to Series A having a redemption provision by the holder and Series C being convertible into a variable number of common shares.

	Series A		Series B		Series C		Total
	No. Shares	Par	No. Shares	Par	No. Shares	Par	No. Shares	Par
January 1, 2021	134,109,750	$13,411	293,000	$29	30,000,000	$3,000	164,402,750	$16,440
Conversion to common shares	(134,109,750)	(13,411)	(212,000)	(21)	-	-	(134,321,750)	(13,432)
December 31, 2021	-	-	81,000	8	30,000,000	3,000	30,081,000	3,008
no transactions	-	-	-	-	-	-	-	-
March 31, 2022	-	$-	81,000	$8	30,000,000	$3,000	30,081,000	$3,008

	Series A		Series B		Series C		Total
	No. Shares	Par	No. Shares	Par	No. Shares	Par	No. Shares	Par
January 1, 2020	34,109,750	$3,411	293,000	$29	-	$-	34,402,750	$3,440
Issuance of shares for services	100,000,000	10,000	-	-	30,000,000	3,000	130,000,000	13,000
December 31, 2020	134,109,750	13,411	293,000	29	30,000,000	3,000	164,402,750	16,440
Conversion to common shares	(134,109,750)	(13,411)	(212,000)	(21)	-	-	(134,321,750)	(13,432)
December 31, 2021	-	$-	81,000	$8	30,000,000	$3,000	30,081,000	$3,008